Schedule of company obligations by contractual maturity (Details)	Jun. 30, 2022 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 142,353
Payments by period, less than a year	28,446
Payments by period, one to three years	96,907
Payments by period, four to five years	17,000
Payments by period, more than five years
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	33,500
Payments by period, less than a year	13,400
Payments by period, one to three years	20,100
Payments by period, four to five years
Payments by period, more than five years
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	83,200
Payments by period, less than a year	8,050
Payments by period, one to three years	58,150
Payments by period, four to five years	17,000
Payments by period, more than five years
Insurance on operating leases [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	25,653
Payments by period, less than a year	6,996
Payments by period, one to three years	18,657
Payments by period, four to five years
Payments by period, more than five years